COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Prosus Agreement [Member]
Summary of the changes in the fair value

Fair value as of January 1, 2021	$50,481,190
Change in valuation inputs and other assumptions	(25,948,777)
Fair value as of March 31, 2021	$24,532,413

Fair value as of January 1, 2020	$—
Initial measurement on October 12, 2020	71,969,454
Change in valuation inputs and other assumptions	(21,488,264)
Fair value as of December 31, 2020	$50,481,190